QUARTERLY REPORT
Syntax Stratified MidCap ETF
March 31, 2022

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
Acadia Healthcare Co., Inc.(a)	843	$55,242
ACI Worldwide, Inc.(a)	659	20,752
Acuity Brands, Inc.	77	14,576
Adient PLC(a)	237	9,662
AECOM	179	13,749
Affiliated Managers Group, Inc.	189	26,640
AGCO Corp.	207	30,228
Alcoa Corp.	200	18,006
Alleghany Corp.(a)	32	27,104
ALLETE, Inc.	312	20,898
Alliance Data Systems Corp.	328	18,417
Amedisys, Inc.(a)	92	15,851
American Campus Communities, Inc.	401	22,444
American Eagle Outfitters, Inc.	1,256	21,101
American Financial Group, Inc.	117	17,038
Amkor Technology, Inc.	2,338	50,781
Antero Midstream Corp.	1,608	17,479
Apartment Income REIT Corp.	419	22,400
AptarGroup, Inc.	71	8,342
Arrow Electronics, Inc.(a)	74	8,779
Arrowhead Pharmaceuticals, Inc.(a)	1,498	68,893
ASGN, Inc.(a)	113	13,188
Ashland Global Holdings, Inc.	69	6,790
Aspen Technology, Inc.(a)	224	37,043
Associated Banc-Corp	945	21,508
AutoNation, Inc.(a)	296	29,476
Avient Corp.	282	13,536
Avis Budget Group, Inc.(a)	160	42,128
Avnet, Inc.	226	9,173
Axon Enterprise, Inc.(a)	218	30,025
Azenta, Inc.	937	77,659
Bank of Hawaii Corp.	259	21,735
Bank OZK	132	5,636
Belden, Inc.	182	10,083
BellRing Brands, Inc.(a)	1,486	34,297
BJ's Wholesale Club Holdings, Inc.(a)	449	30,357
Black Hills Corp.	287	22,105
Blackbaud, Inc.(a)	526	31,492
Boston Beer Co., Inc., Class A(a)	106	41,178
Boyd Gaming Corp.	284	18,682
Brighthouse Financial, Inc.(a)	788	40,708
Brink's Co.	431	29,308
Brixmor Property Group, Inc.	183	4,723
Bruker Corp.	289	18,583
Brunswick Corp.	230	18,605
Builders FirstSource, Inc.(a)	182	11,746
Cable One, Inc.	48	70,283
Cabot Corp.	88	6,020
CACI International, Inc., Class A(a)	47	14,159
Cadence Bank	193	5,647
Calix, Inc.(a)	1,117	47,930
Security Description	Shares	Value
Callaway Golf Co.(a)	605	$14,169
Camden Property Trust	134	22,271
Capri Holdings Ltd.(a)	444	22,817
Carlisle Cos, Inc.	35	8,607
Carter's, Inc.	236	21,710
Casey's General Stores, Inc.	156	30,915
Cathay General Bancorp	129	5,773
CDK Global, Inc.	655	31,885
ChampionX Corp.(a)	1,081	26,463
Chart Industries, Inc.(a)	632	108,559
Chemed Corp.	57	28,873
Chemours Co.	229	7,209
Choice Hotels International, Inc.	68	9,640
Churchill Downs, Inc.	83	18,408
Ciena Corp.(a)	884	53,597
Cirrus Logic, Inc.(a)	384	32,559
Clean Harbors, Inc.(a)	257	28,691
Cleveland-Cliffs, Inc.(a)	604	19,455
CMC Materials, Inc.	35	6,489
CNO Financial Group, Inc.	1,568	39,341
CNX Resources Corp.(a)	899	18,627
Cognex Corp.	415	32,017
Coherent, Inc.(a)	283	77,361
Colfax Corp.(a)	743	29,564
Columbia Sportswear Co.	258	23,357
Commerce Bancshares, Inc.	172	12,313
Commercial Metals Co.	388	16,149
CommVault Systems, Inc.(a)	520	34,502
Concentrix Corp.	73	12,159
Corporate Office Properties Trust	142	4,053
Coty, Inc., Class A(a)	8,002	71,938
Cousins Properties, Inc.	104	4,190
Cracker Barrel Old Country Store, Inc.	313	37,162
Crane Co.	108	11,694
Crocs, Inc.(a)	310	23,684
Cullen/Frost Bankers, Inc.	87	12,042
Curtiss-Wright Corp.	77	11,562
Dana, Inc.	486	8,539
Darling Ingredients, Inc.(a)	371	29,821
Deckers Outdoor Corp.(a)	83	22,723
Dick's Sporting Goods, Inc.	253	25,305
Digital Turbine, Inc.(a)	897	39,298
Donaldson Co., Inc.	271	14,073
Douglas Emmett, Inc.	123	4,111
DTE Midstream, LLC(a)	290	15,735
Dycom Industries, Inc.(a)	139	13,241
Eagle Materials, Inc.	137	17,585
East West Bancorp, Inc.	74	5,847
EastGroup Properties, Inc.	49	9,961
EMCOR Group, Inc.	115	12,952
Encompass Health Corp.	202	14,364
Energizer Holdings, Inc.	2,236	68,779

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
EnerSys	278	$20,730
Envestnet, Inc.(a)	427	31,786
Envista Holdings Corp.(a)	540	26,303
EPR Properties	88	4,814
EQT Corp.	609	20,956
Equitrans Midstream Corp.	2,207	18,627
Essent Group Ltd.	535	22,047
Essential Utilities, Inc.	438	22,395
Euronet Worldwide, Inc.(a)	184	23,948
Evercore, Inc., Class A	112	12,468
Exelixis, Inc.(a)	2,979	67,534
Fair Isaac Corp.(a)	69	32,186
Federated Hermes, Inc.	771	26,260
First American Financial Corp.	314	20,353
First Financial Bankshares, Inc.	124	5,471
First Horizon Corp.	525	12,332
First Industrial Realty Trust, Inc.	159	9,844
First Solar, Inc.(a)	136	11,389
FirstCash Holdings, Inc.	284	19,977
Five Below, Inc.(a)	177	28,031
Flowers Foods, Inc.	1,502	38,616
Flowserve Corp.	404	14,504
Fluor Corp.(a)	961	27,571
FNB Corp.	450	5,602
Foot Locker, Inc.	736	21,830
Fox Factory Holding Corp.(a)	79	7,738
FTI Consulting, Inc.(a)	86	13,521
Fulton Financial Corp.	329	5,468
GameStop Corp., Class A(a)	394	65,633
Gap, Inc.	1,550	21,824
GATX Corp.	115	14,183
Genpact Ltd.	352	15,316
Gentex Corp.	728	21,236
Glacier Bancorp, Inc.	108	5,430
Globus Medical, Inc., Class A(a)	354	26,118
Goodyear Tire & Rubber Co.(a)	631	9,017
Graco, Inc.	202	14,083
Graham Holdings Co., Class B	46	28,128
Grand Canyon Education, Inc.(a)	297	28,842
Greif, Inc., Class A	205	13,337
Grocery Outlet Holding Corp.(a)	930	30,485
GXO Logistics, Inc.(a)	208	14,839
H&R Block, Inc.	1,003	26,118
Haemonetics Corp.(a)	340	21,495
Hain Celestial Group, Inc.(a)	1,133	38,975
Halozyme Therapeutics, Inc.(a)	1,802	71,864
Hancock Whitney Corp.	229	11,942
Hanesbrands, Inc.	1,415	21,069
Hanover Insurance Group, Inc.	111	16,597
Harley-Davidson, Inc.	532	20,961
Hawaiian Electric Industries, Inc.	491	20,774
Healthcare Realty Trust, Inc.	2,042	56,114
Security Description	Shares	Value
HealthEquity, Inc.(a)	404	$27,246
Helen of Troy Ltd.(a)	318	62,277
Hexcel Corp.	110	6,542
HF Sinclair Corp.(a)	765	30,485
Highwoods Properties, Inc.	93	4,254
Home BancShares, Inc.	249	5,627
Hubbell, Inc.	59	10,842
Hudson Pacific Properties, Inc.	148	4,107
Huntington Bancshares, Inc.	1	15
IAA, Inc.(a)	923	35,305
ICU Medical, Inc.(a)	81	18,034
IDACORP, Inc.	185	21,342
II-VI, Inc.(a)	154	11,163
Ingevity Corp.(a)	95	6,087
Ingredion, Inc.	329	28,672
Insperity, Inc.	239	24,000
Integra LifeSciences Holdings Corp.(a)	189	12,145
Interactive Brokers Group, Inc., Class A	601	39,612
International Bancshares Corp.	133	5,614
Iridium Communications, Inc.(a)	1,859	74,955
ITT, Inc.	143	10,755
Jabil, Inc.	872	53,829
Janus Henderson Group PLC	750	26,265
Jazz Pharmaceuticals PLC(a)	405	63,046
JBG SMITH Properties	139	4,062
Jefferies Financial Group, Inc.	514	16,885
JetBlue Airways Corp.(a)	2,608	38,990
John Wiley & Sons, Inc., Class A	534	28,318
Jones Lang LaSalle, Inc.(a)	54	12,931
KB Home	722	23,378
KBR, Inc.	245	13,409
Kemper Corp.	686	38,786
Kennametal, Inc.	944	27,008
Kilroy Realty Corp.	56	4,280
Kinsale Capital Group, Inc.	76	17,330
Kirby Corp.(a)	226	16,315
Kite Realty Group Trust, REIT	207	4,713
Knight-Swift Transportation Holdings, Inc.	266	13,422
Kohl's Corp.	406	24,547
Kyndryl Holdings, Inc.(a)	1,268	16,636
Lamar Advertising Co., Class A	41	4,763
Lancaster Colony Corp.	240	35,796
Landstar System, Inc.	91	13,726
Lattice Semiconductor Corp.(a)	579	35,290
Lear Corp.	58	8,270
Leggett & Platt, Inc.	380	13,224
Lennox International, Inc.	53	13,667
LHC Group, Inc.(a)	199	33,551
Life Storage, Inc.	167	23,452
Lincoln Electric Holdings, Inc.	218	30,043
Lithia Motors, Inc.	102	30,612
Littelfuse, Inc.	86	21,449

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LivaNova PLC(a)	339	$27,740
LiveRamp Holdings, Inc.(a)	896	33,501
Louisiana-Pacific Corp.	185	11,492
Lumentum Holdings, Inc.(a)	532	51,923
Macerich Co.	319	4,989
Macy's, Inc.	925	22,533
Manhattan Associates, Inc.(a)	161	22,332
ManpowerGroup, Inc.	141	13,243
Marriott Vacations Worldwide Corp.	80	12,616
Masimo Corp.(a)	133	19,357
MasTec, Inc.(a)	160	13,936
Mattel, Inc.(a)	607	13,481
Maximus, Inc.	286	21,436
MDU Resources Group, Inc.	726	19,348
Medical Properties Trust, Inc.	2,715	57,395
Medpace Holdings, Inc.(a)	344	56,275
Mercury General Corp.	685	37,675
Mercury Systems, Inc.(a)	158	10,183
MGIC Investment Corp.	1,579	21,395
Middleby Corp.(a)	164	26,886
MillerKnoll, Inc.	400	13,824
Mimecast Ltd.(a)	261	20,765
Minerals Technologies, Inc.	96	6,350
MKS Instruments, Inc.	513	76,950
MSA Safety, Inc.	214	28,398
MSC Industrial Direct Co., Inc., Class A	117	9,970
Murphy Oil Corp.	446	18,014
Murphy USA, Inc.	154	30,794
National Fuel Gas Co.	308	21,160
National Instruments Corp.	819	33,243
National Retail Properties, Inc.	106	4,764
National Storage Affiliates Trust	363	22,782
Navient Corp.	1,095	18,659
NCR Corp.(a)	1,947	78,250
Neogen Corp.(a)	539	16,623
Neurocrine Biosciences, Inc.(a)	701	65,719
New Jersey Resources Corp.	465	21,325
New York Community Bancorp, Inc.	517	5,542
New York Times Co., Class A	603	27,642
NewMarket Corp.	18	5,839
Nordstrom, Inc.	952	25,809
NorthWestern Corp.	343	20,748
NOV, Inc.	1,291	25,316
Nu Skin Enterprises, Inc., Class A	1,398	66,936
NuVasive, Inc.(a)	475	26,932
nVent Electric PLC	598	20,798
OGE Energy Corp.	529	21,573
Old National Bancorp	331	5,422
Old Republic International Corp.	609	15,755
Olin Corp.	280	14,638
Ollie's Bargain Outlet Holdings, Inc.(a)	697	29,943
Omega Healthcare Investors, Inc.	1,904	59,329
Security Description	Shares	Value
ONE Gas, Inc.	236	$20,825
Option Care Health, Inc.(a)	533	15,222
Oshkosh Corp.	170	17,110
Owens Corning	89	8,143
PacWest Bancorp	131	5,650
Papa John's International, Inc.	577	60,747
Park Hotels & Resorts, Inc.	494	9,648
Patterson Cos, Inc.	391	12,657
Paylocity Holding Corp.(a)	109	22,429
PDC Energy, Inc.	245	17,807
Pebblebrook Hotel Trust	394	9,645
Penumbra, Inc.(a)	62	13,772
Performance Food Group Co.(a)	574	29,222
Perrigo Co. PLC	1,656	63,640
Physicians Realty Trust	242	4,245
Pilgrim's Pride Corp.(a)	1,188	29,819
Pinnacle Financial Partners, Inc.	62	5,709
PNM Resources, Inc.	448	21,356
Polaris, Inc.	194	20,432
Post Holdings, Inc.(a)	546	37,816
PotlatchDeltic Corp.	223	11,759
Power Integrations, Inc.	360	33,365
Primerica, Inc.	288	39,404
PROG Holdings, Inc.(a)	989	28,454
Progyny, Inc.(a)	314	16,140
Prosperity Bancshares, Inc.	81	5,620
PS Business Parks, Inc.	56	9,412
Qualys, Inc.(a)	163	23,213
Quidel Corp.(a)	185	20,805
R1 RCM, Inc.(a)	496	13,273
Range Resources Corp.(a)	595	18,076
Rayonier, Inc.	288	11,843
Regal Rexnord Corp.	72	10,712
Reinsurance Group of America, Inc.	217	23,753
Reliance Steel & Aluminum Co.	85	15,585
RenaissanceRe Holdings Ltd.	157	24,886
Repligen Corp.(a)	290	54,546
Rexford Industrial Realty, Inc.	133	9,920
RH(a)	40	13,044
RLI Corp.	149	16,484
Royal Gold, Inc.	115	16,247
RPM International, Inc.	173	14,089
Ryder System, Inc.	172	13,645
Sabra Health Care REIT, Inc.	3,925	58,443
Sabre Corp.(a)	8,013	91,589
Saia, Inc.(a)	52	12,679
Sailpoint Technologies Holdings, Inc.(a)	474	24,259
Sanderson Farms, Inc.	153	28,686
Science Applications International Corp.	166	15,300
Scientific Games Corp., Class A(a)	1,237	72,674
Scotts Miracle-Gro Co.	571	70,210
SEI Investments Co.	436	26,252

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Selective Insurance Group, Inc.	189	$16,889
Semtech Corp.(a)	506	35,086
Sensient Technologies Corp.	80	6,716
Service Corp. International/US	456	30,014
Silgan Holdings, Inc.	284	13,129
Silicon Laboratories, Inc.(a)	225	33,795
Simpson Manufacturing Co., Inc.	70	7,633
SiTime Corp.(a)	166	41,138
Six Flags Entertainment Corp.(a)	299	13,006
Skechers USA, Inc., Class A(a)	585	23,845
SL Green Realty Corp.	49	3,978
SLM Corp.	1,063	19,517
Sonoco Products Co.	217	13,576
Southwest Gas Holdings, Inc.	284	22,234
Spire, Inc.	300	21,528
Spirit Realty Capital, Inc.	100	4,602
Sprouts Farmers Market, Inc.(a)	885	28,302
STAAR Surgical Co.(a)	375	29,966
Steel Dynamics, Inc.	218	18,188
Stericycle, Inc.(a)	496	29,224
Stifel Financial Corp.	573	38,907
STORE Capital Corp.	157	4,589
SunPower Corp.(a)	1,002	21,523
Sunrun, Inc.(a)	697	21,168
Synaptics, Inc.(a)	152	30,324
Syneos Health, Inc.(a)	646	52,294
Synovus Financial Corp.	119	5,831
Tandem Diabetes Care, Inc.(a)	231	26,863
Targa Resources Corp.	240	18,113
Taylor Morrison Home Corp.(a)	912	24,825
TD SYNNEX Corp.	84	8,670
TEGNA, Inc.	1,637	36,669
Tempur Sealy International, Inc.	436	12,173
Tenet Healthcare Corp.(a)	613	52,693
Teradata Corp.(a)	707	34,848
Terex Corp.	477	17,010
Tetra Tech, Inc.	88	14,515
Texas Capital Bancshares, Inc.(a)	356	20,402
Texas Roadhouse, Inc.	464	38,851
Thor Industries, Inc.	245	19,281
Timken Co.	129	7,830
Toll Brothers, Inc.	540	25,391
TopBuild Corp.(a)	62	11,246
Toro Co.	335	28,639
Travel + Leisure Co.	227	13,152
Trex Co., Inc.(a)	184	12,021
Tri Pointe Homes, Inc.(a)	1,235	24,799
Trinity Industries, Inc.	561	19,276
TripAdvisor, Inc.(a)	3,100	84,072
UGI Corp.	618	22,384
UMB Financial Corp.	123	11,951
Security Description	Shares	Value
Umpqua Holdings Corp.	274	$5,168
United Bankshares, Inc.	161	5,616
United States Steel Corp.	469	17,700
United Therapeutics Corp.(a)	363	65,126
Univar Solutions, Inc.(a)	296	9,513
Universal Display Corp.	65	10,852
Unum Group	1,348	42,475
Urban Outfitters, Inc.(a)	850	21,343
Valley National Bancorp	425	5,533
Valmont Industries, Inc.	34	8,112
Valvoline, Inc.	465	14,675
Viasat, Inc.(a)	1,436	70,077
Vicor Corp.(a)	270	19,048
Victoria's Secret & Co.(a)	467	23,985
Vishay Intertechnology, Inc.	553	10,839
Visteon Corp.(a)	200	21,826
Vontier Corp.	1,191	30,239
Voya Financial, Inc.	389	25,810
Washington Federal, Inc.	632	20,742
Watsco, Inc.	33	10,053
Watts Water Technologies, Inc., Class A	99	13,819
Webster Financial Corp.	396	22,224
Wendy's Co.	2,574	56,551
Werner Enterprises, Inc.	326	13,366
Western Union Co.	1,210	22,675
WEX, Inc.(a)	128	22,842
Williams-Sonoma, Inc.	195	28,275
Wingstop, Inc.	298	34,970
Wintrust Financial Corp.	135	12,546
Wolfspeed, Inc.(a)	110	12,525
Woodward, Inc.	89	11,117
World Wrestling Entertainment, Inc., Class A	645	40,274
Worthington Industries, Inc.	132	6,786
Wyndham Hotels & Resorts, Inc.	108	9,147
Xerox Holdings Corp.	2,607	52,583
XPO Logistics, Inc.(a)	192	13,978
Yelp, Inc.(a)	2,287	78,010
YETI Holdings, Inc.(a)	238	14,275
Ziff Davis, Inc.(a)	1,155	111,781
TOTAL INVESTMENTS—99.9% (Cost $8,743,947)		9,695,038
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		13,266
NET ASSETS—100.0%		$9,708,304

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$9,695,038	$—	$—	$9,695,038
Total	$9,695,038	$—	$—	$9,695,038

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.6%
Business Software for Specific Uses	3.6
Marketed Pharmaceuticals	3.4
Commercial Hardware	3.1
Production Equipment	3.1
Semiconductor Services and Equipment	2.9
Mechanical Components	2.7
Content Providers	2.6
Information and Electrical Components	2.6
Consumer Insurance	2.5
Commercial Insurance	2.4
Restaurants	2.4
Rental	2.3
Real Estate Banking	2.2
Operators and Developers	2.2
Home Office and Consumer Equipment Manufacture	2.0
Non Real Estate Banking	1.8
Transportation Services	1.8
Analog and Mixed Signal Integrated Circuits	1.8
Transaction Services	1.8
Gas and Water Utilities	1.8
Upstream Energy	1.8
Specialty Services	1.7
Distribution Services	1.7
Auto Products	1.7
Medical Devices	1.7
Medical Research Services and Equipment	1.7
Search and Social Networks	1.7
Investment Services	1.6
Processed Foods	1.6
Telecommunication Networks	1.5
Hospital Equipment	1.5
Management and IT Services	1.4
Household Products	1.4
Personal Products	1.4
Branded Apparel	1.4
Business Software for Specific Industries	1.3
Home Office and Consumer Equipment Retail	1.3
Metals	1.2
Food Distributors	1.2
Primary Foods	1.2
Apparel Retailers	1.2
Chemicals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Other Natural Resources	1.2%
Internet Services	1.2
Electric Regulated	1.1
Accessories and Footwear	1.0
Downstream	0.9
Online Distribution Networks	0.9
Midstream	0.9
Brokers and Dealers	0.8
Clinical Stage Pharmaceuticals	0.7
Digital Integrated Circuits	0.7
Other Pharmaceuticals	0.7
Electric Competitive	0.7
Contract Electronics Services	0.6
End User Hardware	0.5
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.4
Vitamins and Nutritional Supplements	0.4
Consumer Services	0.3
Healthcare Insurance	0.2
Healthcare Products Distribution	0.1
Industrial Conglomerates	0.1
Capital Markets	0.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.